Segment reporting (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of geographical areas [line items]
Revenues	$ 13.4	$ 7.3	$ 0.8
Non-current assets	201.4	53.4	9.5
Canada
Disclosure of geographical areas [line items]
Revenues	4.1	3.0	0.8
Non-current assets	26.8	15.5	3.4
United States
Disclosure of geographical areas [line items]
Revenues	9.3	4.3	0.0
Non-current assets	161.4	37.9	6.1
Germany
Disclosure of geographical areas [line items]
Revenues	0.0	0.0	0.0
Non-current assets	10.7	0.0	0.0
Other
Disclosure of geographical areas [line items]
Revenues	0.0	0.0	0.0
Non-current assets	$ 2.5	$ 0.0	$ 0.0